Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information
Schedule of Revenue by Major Charterer
	Year ended December 31,
	2014	2015	2016
Customer A - Drilling segment	12%	12%	-
Customer B - Drilling segment	15%	14%	-
Customer C - Drilling segment	-	11%	-
Customer D - Drilling segment	12%	10%	-
Customer E - Drilling segment	10%	10%	-
Customer F - Drilling segment	25%	10%	-
Customer G - Offshore support segment	-	-	37%